Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies:

(a)

Principles of Consolidation: The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts and operating results of Top Ships Inc. and its subsidiaries referred to in Note 1. Intercompany balances and transactions have been eliminated on consolidation. Non-controlling interests are stated at the non-controlling interest’s proportion of the net assets of the subsidiaries where the Company has less than 100% interest. Subsequent to initial recognition the carrying amount of non-controlling interest is increased or decreased by the non-controlling interest’s share of subsequent changes in the equity of such subsidiaries. Total comprehensive income is attributed to a non-controlling interest even if this results in a deficit balance. Changes in the Company’s ownership interests in subsidiaries that do not result in the Company losing control over the subsidiaries are accounted for as equity transactions and the carrying amounts of the Company’s interests and the non-controlling interests are adjusted to reflect these changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Company.

(b)	Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates mainly include impairment of vessels, vessel useful lives and residual values and fair values of derivative instruments. Actual results may differ from these estimates.

(c)	Foreign Currency Translation: The Company’s functional currency is the U.S. Dollar because all vessels operate in international shipping markets, and therefore primarily transact business in U.S. Dollars. The Company’s books of account are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies are translated to U.S. Dollars based on the year-end exchange rates and any gains and losses are included in the statement of comprehensive income.

(d)	Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

(e)	Restricted Cash: The Company considers amounts that are pledged, blocked, held as cash collateral, required to be maintained with a specific bank or be maintained by the Company as minimum cash under the terms of a loan agreement, as restricted and these amounts are presented separately on the balance sheets. In the event original maturities are shorter than twelve months, such deposits are presented as current assets while if original maturities are longer than twelve months, such deposits are presented as non-current assets.

(f)	Trade Accounts Receivable, net: The amount shown as trade accounts receivable, net at each balance sheet date, includes estimated recoveries from charterers for hire billings, net of a provision for doubtful accounts and also accrued revenue resulting from straight-line revenue recognition of charter agreements that provide for varying charter rates. At each balance sheet date, all potentially uncollectible accounts are assessed individually, combined with the application of a historical recoverability ratio, for purposes of determining the appropriate provision for doubtful accounts. The Company assessed that it had no potentially uncollectible accounts and hence formed no provision for doubtful accounts at December 31, 2022 and 2023 respectively.

(g)	Inventories: Inventories consist of lubricants, bonded stores and spares on board the vessels. Inventories are stated at the lower of cost and net realizable value. Cost, which consists of the purchase price, is determined by the first in, first out method.

(h)	Vessel Cost: Vessels are stated at cost, which consists of the contract price, pre-delivery costs and capitalized interest incurred during the construction of new building vessels, and any material expenses incurred upon acquisition (improvements and delivery costs). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Repairs and maintenance are charged to expense as incurred and are included in Vessel operating expenses in the consolidated statements of comprehensive income.

(i)	Impairment of Long-Lived Assets: The Company evaluates the existence of impairment indicators whenever events or changes in circumstances indicate that the carrying values of the Company’s long lived assets are not recoverable. Such indicators of potential impairment include, vessel sales and purchases, business plans, declines in the fair market value of vessels and overall market conditions. If there are indications for impairment present, the Company determines undiscounted projected net operating cash flows for each vessel and compares it to the vessel’s carrying value. If the carrying value of the related vessel exceeds its undiscounted future net cash flows, the carrying value is reduced to its fair value, and the difference is recognized as an impairment loss. The impairment evaluation the Company conducted as of December 31, 2022 and 2023 showed that there are no impairment indications for any of the vessels held for use in the Company’s fleet.

(j)	Vessel Depreciation: Depreciation is calculated using the straight-line method over the estimated useful life of the vessels, after deducting the estimated salvage value. Each vessel’s salvage value is equal to the product of its lightweight tonnage and estimated scrap rate, of $300 per lightweight ton. Management estimates the useful life of the Company’s vessels to be 25 years from the date of initial delivery from the shipyard. Second hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is adjusted at the date such regulations are adopted.

(k)	Long Lived Assets Held for Sale: The Company classifies vessels as being held for sale when the following criteria are met: (a) management, having the authority to approve the action, commits to a plan to sell the asset, (b) the asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets, (c) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated, (d) the sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale, within one year, (e) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value, (f) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Long-lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less costs to sell. These vessels are not depreciated once they meet the criteria to be classified as held for sale.

Long-lived assets previously classified as held for sale that are classified as held and used are revalued at the lower of (a) the carrying amount of the asset before it was classified as held for sale, adjusted for any depreciation expense that would have been recognized had the asset been continuously classified as held and used and (b) the fair value of the asset at the date that the Company decided not to sell the asset.

(l)	Other Fixed Assets, Net: Other fixed assets, net, consist of furniture, office equipment, and cars, stated at cost, which consists of the purchase/contract price less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful life of the assets as presented below:

Description	Useful Life (years)
Cars	6
Office equipment	5
Furniture and fittings	5
Computer equipment	3
Art works	∞

(m)	Accounting for Dry-Docking Costs: All dry-docking and special survey costs are expensed in the period incurred.

(n)
Financing Costs: Fees incurred and paid to the lenders for obtaining new loans or refinancing existing ones are recorded as a contra to debt and such fees are amortized to interest and finance costs over the life of the related debt using the effective interest method. Any unamortized balance of costs relating to debt repaid or refinanced that meet the criteria for Debt Extinguishment (Subtopic 470-50), is expensed in interest and finance costs in the period in which the repayment is made or refinancing occurs. Any unamortized balance of costs relating to debt refinanced that do not meet the criteria for Debt Extinguishment, are amortized over the term of the refinanced debt.

(o)
Accounting for Revenue and Expenses: Revenues are generated from time charter arrangements. A time charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable monthly in advance. Revenue is shown net of address commissions, if applicable, payable directly to charterers under the relevant charter agreements. Address commissions represent a common market practice discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer. Commissions on time charter revenues are recognized on a pro rata basis over the duration of the period.

The Company based on ASC 842 determined that all time charter-out contracts are considered operating leases and therefore fall under the scope of ASC 842 because: (i) the vessel is an identifiable asset; (ii) the Company as lessor, does not have substantive substitution rights; and (iii) the charterer, as lessee, has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use.

Time charter revenue is recognized as earned on a straight-line basis over the term of the relevant time charter starting from the vessel’s delivery to the charterer until the vessel is redelivered to the Company, except for any off-hire period.  Revenue generated from variable lease payments is recognized in the period when changes in the facts and circumstances on which the variable lease payments are based occur. The Company elected to not separate the lease and non-lease components included in the time charter revenue because (i) the pattern of revenue recognition for the lease and non-lease components (included in the daily hire rate) is the same and (ii) the lease component would be classified as an operating lease. The daily hire rate represents the hire rate for a bare boat charter as well as the compensation for expenses incurred running the vessel such as crewing expense, repairs, insurance, maintenance and lubes. Both the lease and non-lease components are earned by passage of time. Under a time charter agreement, vessel operating expenses such as management fees, crew wages, provisions and stores, technical maintenance and insurance expenses and broker’s commissions are paid by the vessel owner, whereas voyage expenses such as bunkers, port expenses, agents’ fees, and extra war risk insurance are paid by the charterer. Vessel operating expenses are expensed as incurred. Unearned revenue represents cash received prior to year-end related to revenue applicable to periods after December 31 of each year and also amounts resulting from straight-line revenue recognition of charter agreements that provide for varying charter rates.

When vessels are acquired with time charters attached and the rates on such charters are below or above market on the acquisition date, the Company allocates the total cost between the vessel and the fair value of the attached time charter based on the relative fair values of the vessel and time charter acquired. The fair value of the attached time charter is computed as the present value of the difference between the contractual amount to be received over the term of the time charter and management’s estimates of the market time charter rate at the time of acquisition. The fair value of below or above market time charter is recognized as   a liability or an intangible asset respectively and is amortized over the remaining period of the time charter as an increase or decrease to revenues.

Where the time charter contains a profit or loss sharing arrangement, the profit or loss is recognized based on amounts earned or incurred as of the reporting date.

The Company pays commissions to ship brokers and to the Company’s fleet manager (Note 5), a related party affiliated with the family of Mr. Evangelos J. Pistiolis, associated with arranging the Company’s charters. These brokers’ commissions are recognized over the related charter period and are included in voyage expenses.

(p)
Earnings / (Loss) per Share: Basic earnings/(loss) per share are computed by dividing net income or loss available to common stockholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. For purposes of calculating diluted earnings per share the denominator of the diluted earnings per share calculation includes the incremental shares assumed issued under the treasury stock method weighted for the period the non-vested shares were outstanding. The computation of diluted earnings per share also reflects the potential dilution that could occur if warrants to issue common stock were exercised, to the extent that they are dilutive, using the treasury stock method, the potential dilution that could occur if convertible preferred stock were converted, using the if-converted method as well as the potential dilution that could occur if the Company completed all sales pursuant to common stock purchase agreements, using the if-converted method. Finally net income or loss available to common stockholders, when computing basic earnings/(loss) per share, is reduced to reflect any dividends or deemed dividends on preferred stock.

(q)
Derivatives and Hedging, Hedge Accounting: The Company records every derivative instrument (including certain derivative instruments embedded in other contracts) on the balance sheet as either an asset or liability measured at its fair value, with changes in the derivatives’ fair value recognized in earnings unless specific hedge accounting criteria are met.

At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management objective and strategy undertaken for the hedge. The documentation includes identification of the hedging instrument, hedged item or transaction, the nature of the risk being hedged and how the entity will assess the hedging instrument’s effectiveness in offsetting exposure to changes in the hedged item’s cash flows attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in cash flows and are assessed on an ongoing basis to determine whether they actually have been highly effective throughout the financial reporting periods for which they were designated. Contracts which meet the criteria for hedge accounting are accounted for as cash flow hedges. A cash flow hedge is a hedge of the exposure to variability in cash flows that is attributable to a particular risk associated with a recognized asset or liability, or a highly probable forecasted transaction that could affect profit or loss. The effective portion of the gain or loss on the hedging instrument is recognized directly as a component of “Accumulated other comprehensive income” in equity, while the ineffective portion, if any, is recognized immediately in current period earnings. The Company discontinues cash flow hedge accounting if the hedging instrument expires and it no longer meets the criteria for hedge accounting or designation is revoked by the Company. At that time, any cumulative gain or loss on the hedging instrument recognized in equity is kept in equity until the forecasted transaction occurs. When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in the statement of income. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is transferred to net profit or loss for the year as a component of “Gain/(Loss) on derivatives”.

(r)
Financial liabilities: Financial liabilities are classified as either financial liabilities at ‘fair value through the profit and loss’ (“FVTPL”) or ‘other financial liabilities’. Financial instruments classified as FVTPL are recognized at fair value in the balance sheet when the Company has an obligation to perform under the contractual provisions of those instruments. Financial instruments are classified as liabilities or equity in accordance with the substance of the contractual arrangement. Changes in the fair value of financial instruments are recognized in earnings, except in the cases where these financial instruments fall under the guidance in ASC 815-40, where they are initially classified in equity and are initially measured at fair value in permanent equity and subsequent changes in fair value are not subsequently measured. Other financial liabilities (including borrowings and trade and other payables) are subsequently measured at amortized cost using the effective interest rate method.

(s)
Segment Reporting: The Chief Operating Decision Maker (“CODM”), Mr. Evangelos J. Pistiolis, receives financial information and evaluates the Company’s operations by charter revenues and not by the length, type of vessel or type of ship employment for its customers or by geographical region as the charterer is free to trade the vessel worldwide and as a result, the disclosure of geographic information is impracticable. The CODM does not use discrete financial information to evaluate the operating results for each such type of charter or vessel. Although revenue can be identified for these types of charters or vessels, management cannot and does not identify expenses, profitability or other financial information for these various types of charters or vessels. As a result, management, including the CODM, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Company has determined that it operates as one reportable segment.

(t)	Leases:

●
Sale-leaseback transactions: In accordance with ASC 842, the Company, as seller-lessee, determines whether the transfer of an asset should be accounted for as a sale in accordance with ASC 606 (existence of a contract and satisfaction of performance obligation by transferring of the control of the asset). The existence of an option for the seller-lessee to repurchase the asset precludes the accounting for the transfer of the asset as a sale unless both of the following criteria are met: (1) the exercise price of the option is the fair value of the asset at the time the option is exercised; and (2) there are alternative assets, substantially the same as the transferred asset, readily available in the marketplace. If the transfer of the asset meets the criteria of sale, the Company, as seller-lessee recognizes the transaction price for the sale when the buyer-lessor obtains control of the asset, derecognizes the carrying amount of the underlying asset and accounts for the lease in accordance with ASC 842. If the transfer does not meet the criteria of sale, the Company does not derecognize the transferred asset, accounts for any amounts received as a financing arrangement and recognizes the difference between the amount of consideration received and the amount of consideration to be paid as interest.

●	Finance lease: The Company classifies a lease as a finance lease when the lease meets any of the following criteria at lease commencement:

i.	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.
ii.	The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.
iii.
The lease term is for the major part of the remaining economic life of the underlying asset. However, if the commencement date falls at or near the end of the economic life of the underlying asset, this criterion shall not be used for purposes of classifying the lease.

iv.
The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset.

v.	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

When none of these criteria are met the Company classifies the lease as an operating lease.

●

Operating lease- The Company as a lessee: The Company recognizes right-of-use assets (“ROU”) and corresponding lease liabilities for its operating leases. ROU assets and liabilities are recognized at the commencement date of an arrangement based on the present value of lease payments over the lease term. The operating lease ROU asset also includes any lease payments made to the lessor prior to lease commencement, less any lease incentives, and initial direct costs incurred. Lease expense for operating lease payments is recognized on a straight-line basis over the lease term.

(u)
Beneficial conversion feature: A beneficial conversion feature is defined as a non-detachable conversion feature that is in the money at the commitment date. The beneficial conversion feature guidance requires recognition of the intrinsic value of the option, which is the in-the- money portion of the conversion option, in equity, with an offsetting reduction to the carrying amount of the instrument. The resulting discount is amortized as a deemed dividend over either the life of the instrument, if a stated maturity date exists, or to the earliest conversion date, if there is no stated maturity date. If the earliest conversion date is immediately upon issuance, the dividend must be recognized at inception.

(v)
Investments in unconsolidated joint ventures: The Company’s investments in unconsolidated joint ventures are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Company’s proportionate share of earnings or losses and distributions. The Company evaluates its investments in unconsolidated joint ventures for impairment when events or circumstances indicate that the carrying value of such investments may have experienced other than temporary decline in value below their carrying value. If the estimated fair value is less than the carrying value and is considered other than a temporary decline, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Consolidated Statements of comprehensive income.

(w)
Other Comprehensive Income: The Company follows the provisions of guidance regarding reporting comprehensive income which requires separate presentation of certain transactions, such as unrealized gains and losses from effective portion of cash flow hedges, which are recorded directly as components of stockholders’ equity

(x)
Impairment of Right of use assets from operating leases: The Company evaluates its Right of use assets from operating leases for potential impairment when it determines a triggering event has occurred. When a triggering event has occurred, the Company performs a test of recoverability by comparing the expected undiscounted future cash flows (including expected residual values) over the remaining lease terms to the carrying value of the Right of use asset. If the test of recoverability identifies a possible impairment, the Right of use asset’s fair value is measured in accordance with the fair value measurement framework. An impairment charge is recognized for the amount by which the carrying value of the Right of use asset exceeds its estimated fair value and would be recorded in the Consolidated Statements of comprehensive income. For the years ended December 31, 2022, and 2023 there was no impairment of the Company’s Right of use assets from operating leases due to the absence of impairment indications for all the vessels of the Company’s.

(y)
Recent Accounting Pronouncements: In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, updated in December 2022 by ASU No. 2022-06, Deferral of Sunset Date of Topic 848. The ASUs apply to all entities that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASUs provide optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The expedients and exceptions provided by the ASUs do not apply to contract modifications made and hedging relationships entered into or evaluated after December 31, 2024, except for hedging relationships existing as of December 31, 2024, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. ASU 2020-04, as updated by ASU 2022-06, is effective for all entities as of March 12, 2020, through December 31, 2024. The impact of the adoption in the second half of the year ended December 31, 2023 did not have a material impact on the Company’s consolidated financial statements.

There are no other recent accounting pronouncements the adoption of which is expected to have a material effect on the Company’s consolidated financial statements in the current period.